Income Taxes - Schedule of Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income from continuing operations before income tax
US	$ 444,557	$ 341,412	$ 137,922
Foreign	23,862	23,792	13,501
Income from continuing operations before income tax	468,419	365,204	151,423
US Federal statutory income tax expense	98,368	76,693	31,798
Effect of tax rates in foreign jurisdictions	1,434	1,085	743
State income tax expense, net of federal benefit	25,016	16,917	1,130
Valuation allowances	(815)	(6,907)	(2,595)
Non-deductible (non-taxable) items	775	1,147	(410)
Non-deductible executive compensation	2,014	1,258	2,309
Non-deductible remeasurement of common stock warrant liabilities	0	0	5,585
Uncertain tax positions	(523)	(804)	(11,748)
Tax law changes (excluding valuation allowance)	(50)	(94)	8,411
Other	356	(432)	1,305
Total income tax expense from continuing operations	$ 126,575	$ 88,863	$ 36,528
Effective income tax rate	27.02%	24.33%	24.12%